Leases - Summary of Quantitative Information About Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Sub-lease receivable
Sub-lease receivable	R$ 0	R$ 5,839
Current	0	1,758
Non-current	0	4,081
Right of use assets
Right-of-use assets	141,226	102,117
Lease liabilities
Lease liabilities	(160,184)	(119,455)
Current	(33,307)	(33,303)
Non-current	(126,877)	(86,152)
BRAZIL
Sub-lease receivable
Sub-lease receivable	0	1,758
Right of use assets
Right-of-use assets	95,441	51,712
Lease liabilities
Lease liabilities	(104,324)	(56,510)
CHILE
Sub-lease receivable
Sub-lease receivable	0	4,081
Americas [Member]
Right of use assets
Right-of-use assets	25,102	32,212
Lease liabilities
Lease liabilities	(32,833)	(40,956)
Others [Member]
Right of use assets
Right-of-use assets	20,684	18,193
Lease liabilities
Lease liabilities	R$ (23,027)	R$ (21,989)